ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2011

Government authorities	$300	$275
Professional services	120	196
Derivative liability	5	67
Tax accruals	86	273
Other	56	156

	$567	$967